Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractual interest
Contractual interest earned on mortgages	$ 136,984	$ 125,980	$ 122,541
Contractual interest earned on other loans	76,924	57,591	62,788
Subtotal contractual interest earned	213,908	183,571	185,329
Amortization
Amortization of fair value hedge	(501)	(722)	(1,120)
Amortization of loan origination fees (net of amortized costs)	5,088	4,171	3,791
Total loan interest income	218,495	187,020	188,000
Balance of unamortized fair value hedge included in loans as at year end	1,992	2,493	3,215
Balance of unamortized loan fees included in loans as at year end	$ 10,010	$ 9,364	$ 6,313